Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Lease commitment, description	These lease agreements have lease terms expiring between January 2025 and December 2025 with a monthly rental of approximately $171, $1,284 and $1,924 respectively.
Rental expense	$ 19,805	$ 93,925	$ 177,189	$ 179,552